Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions & Divestitures
Business acquisition, goodwill segment allocation

($ in billions)
	Goodwill
Segment	Allocated	*
Cloud & Cognitive Software	$18.4
Global Technology Services	3.1
Global Business Services	1.1
Systems	0.4
Total	$23.0

* It is expected that approximately six percent of the goodwill will be deductible for tax purposes.

Business acquisition, pro forma information

($ in millions)
For the year ended December 31:	2019	2018
Revenue	$79,628	$81,360
Net income	$9,723	$5,702

Red Hat, Inc.
Acquisitions & Divestitures
Business acquisition, purchase price allocation

($ in millions)
	Amortization	Allocated
	Life (in Years)	Amount
Current assets*		$3,186
Property, plant and equipment/noncurrent assets		948
Intangible assets
Goodwill	N/A	22,985
Client relationships	10	7,215
Completed technology	9	4,571
Trademarks	20	1,686
Total assets acquired		$40,592
Current liabilities**		1,395
Noncurrent liabilities		4,117
Total liabilities assumed		$5,512
Total purchase price		$35,080

*	Includes $2.2 billion of cash and cash equivalents.
**

Includes $485 million of short-term debt related to the convertible notes acquired from Red Hat that were recognized at their fair value on the acquisition date, which was fully settled as of October 1, 2019.

N/A-Not applicable

2020 Acquisitions
Acquisitions & Divestitures
Business acquisition, purchase price allocation

($ in millions)
	Amortization	Total
	Life (in Years)	Acquisitions
Current assets		$35
Property, plant and equipment/noncurrent assets		7
Intangible assets
Goodwill	N/A	575
Client relationships	5—7	84
Completed technology	2—7	73
Trademarks	1—7	11
Total assets acquired		$784
Current liabilities		19
Noncurrent liabilities		41
Total liabilities assumed		$61
Total purchase price		$723

N/A—Not applicable